LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2022	2021
Argentina	8,978	10,793
Abroad	224	1,147
	9,202	11,940
Non- current
Argentina	17,186	22,588
Abroad	2,509	2,318
	19,695	24,906
Total lease liabilities	28,897	36,846

Schedule of movements in the lease liabilities

	Years ended December
	31,
	2022	2021
Balances at the beginning of the year	36,846	30,289
Incorporate by adquisition	40	—
Increases (*)	18,946	33,927
Financial results, net (**)	7,689	5,661
Payments	(15,260)	(12,849)
RECPAM and currency translation adjustments	(19,364)	(20,182)
At the end of the year	28,897	36,846

(*) Included in acquisitions of Rights of use.

(**) Included in the lines Other exchange differences and Other net interest and other investment results.